Mutual Funds Depositary Function	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Mutual Funds Depositary Function
46	MUTUAL FUNDS DEPOSITARY FUNCTION
As of December 31, 2022 Banco Macro SA, in its capacity as depositary company, holds in custody the shares in mutual funds subscribed by third parties and assets from the following mutual funds:

Funds	Number of shares	Equity
Argenfunds Abierto Pymes	3,368,464,766	13,209,510
Argenfunds Ahorro Pesos	68,665,665	1,483,665
Argenfunds Infraestructura	124,707,305	200,913
Argenfunds Liquidez	10,487,802,190	35,478,857
Argenfunds Renta Argentina	95,229,288	1,716,424
Argenfunds Renta Balanceada	714,552,012	7,640,633
Argenfunds Renta Capital	17,579,499	3,156,160
Argenfunds Renta Crecimiento	7,416,062	1,243,800
Argenfunds Renta Dinámica	55,111,867,139	3,110,104
Argenfunds Renta Fija	268,962,626	7,901,050
Argenfunds Renta Flexible	136,970,768	939,800
Argenfunds Renta Global	223,046,965	1,858,292
Argenfunds Renta Mixta	2,456,709,951	3,110,839
Argenfunds Renta Mixta Plus	1,165,105	177,582
Argenfunds Renta Pesos	204,190,813	4,657,582
Argenfunds Renta Total	548,961,979	1,311,417
Argenfunds Renta Variable	2,281,738,860	149,062
Argenfunds Retorno Absoluto	214,491,575	956,396
Pionero Acciones	13,492,368	1,665,300
Pionero Ahorro Dólares	10,920,588	1,818,596
Pionero Argentina Bicentenario	424,876,097	2,746,821
Pionero Capital	2,091,257,043	4,283,954
Pionero Desarrollo	4,815,845,697	5,869,207
Pionero Empresas FCI Abierto Pymes	204,630,659	2,329,663
Pionero FF	46,155,016	1,635,163
Pionero Gestión	1,871,950,929	5,661,357
Pionero Pesos	1,231,510,642	22,630,750
Pionero Pesos Plus	15,160,985,615	167,680,294
Pionero Renta	39,925,450	5,399,159
Pionero Renta Ahorro	242,765,317	10,689,989
Pionero Renta Ahorro Plus	811,963,183	6,338,065
Pionero Renta Balanceado	12,507,475,184	21,234,806
Pionero Renta Estratégico	702,329,083	5,867,099
Pionero Renta Fija Dólares	2,863,198	353,113
Pionero Renta Mixta I	77,051,608	870,677
Pionero Retorno	1,391,845,010	1,674,448